Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 56,404	$ 59,871